Loan Credit Agreement with Related Party (Details 2) (Loan Credit Agreement [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Loan Credit Agreement [Member]
Note5LoanCreditAgreementwithRelatedPartyDetailsValuationAssumptionsLineItems [Line Items]
Dividend rate	0.00%	0.00%
Risk-free rate	2.30%	2.50%
Expected life (years)	6 years 146 days	6 years 255 days
Expected volatility	28.60%	27.00%